LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2022
LAND USE RIGHTS, NET
Schedule of Land use rights, net
	December 31,	December 31,
	2022	2021
Land use rights	$1,762,469	-
Less: accumulated amortization	(493,033)	-
Land use rights, net	$1,269,436	-

Schedule of estimated future amortization expense
Amortization
expense
Fiscal 2023	$35,249
Fiscal 2024	35,249
Fiscal 2025	35,249
Fiscal 2026	35,249
Fiscal 2027	35,249
Thereafter	1,093,191
Total	$1,269,436